Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of future commitments associated with lease obligations

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2024	Dec 31, 2023
Less than 1 year	16,530	24,029
1 - 3 years	20,632	31,077
3 - 5 years	15,217	4,591
After 5 years	37,551	2
Total lease payments	89,930	59,699
Amounts representing interest	(22,733)	(5,630)
Present value of net lease payments	67,197	54,069
Current portion of lease obligations	(12,206)	(21,068)
Non-current portion of lease obligations	54,991	33,001

Total cash outflow	112,977	21,002
Interest on lease liabilities	11,438	3,908